FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2017
FINANCIAL ASSETS AND LIABILITIES
FINANCIAL ASSETS AND LIABILITIES

17 FINANCIAL ASSETS AND LIABILITIES

        Set out below is the carrying value of the Company's financial instruments, together with a comparison, by class, of the carrying amounts and fair value of the Company's financial instruments that are recognized in the consolidated financial statements as of December 31, other than those with carrying amounts that are reasonable approximations of fair values. Details regarding how fair value is determined for each class of financial instruments is disclosed later in this Note.

FINANCIAL ASSETS

        The Company holds the following financial assets as of December 31:

	Carrying value		Fair value
Financial assets	2017	2016	2017	2016
Financial assets at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	5	2	5	2
Embedded derivatives in notes	5	12	5	12
Financial assets at fair value
Available for sale financial assets	71	71	71	71

Total financial assets at fair value	81	85	81	85

Loans granted, deposits and other financial assets
Bank deposits and interest accrued	70	385	70	385
Cash pledged as collateral*	998	—	998	—
Other investments	12	24	12	24
Other loans granted	3	2	3	2

Total loans granted, deposits and other financial assets	1,083	411	1,083	411

Total financial assets	1,164	496	1,164	496

Non-current	34	306
Current	1,130	190

*     As of December 31, 2017, cash balances of US$987 are pledged as collateral for the Mandatory Tender Offer for the purchase of shares of GTH, refer to Note 5 for further details.

FINANCIAL LIABILITIES

        The Company holds the following financial liabilities as of December 31:

	Carrying value		Fair value
Financial Liabilities	2017	2016	2017	2016
Financial liabilities at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	—	29	—	29
Contingent consideration	49	47	49	47
Financial liabilities at fair value
Derivatives designated as net investment hedges
Cross currency interest rate exchange contracts	59	—	59	—
Derivatives designated as cash flow hedges
Foreign exchange contracts	—	4	—	4
Interest rate exchange contracts	1	3	1	3

Total financial liabilities at fair value	109	83	109	83

Financial liabilities at amortized cost
Bank loans and bonds, principal	11,103	10,489	11,548	10,983
Interest accrued	129	173	130	173
Discounts, unamortized fees, hedge basis adjustment	(34)	40	—	—

Bank loans and bonds at amortized cost	11,198	10,702	11,678	11,156
Put-option liability over non-controlling interest	310	290	310	290
Other financial liabilities	13	41	13	41

Total financial liabilities at amortized cost	11,521	11,033	12,001	11,487

Total financial liabilities	11,630	11,116	12,110	11,570

Non-current	10,362	8,070
Current	1,268	3,046

Bank loans and bonds

        The Company had the following principal amounts outstanding for interest-bearing loans and bonds at December 31:

						Principalamountoutstanding
Borrower	Type of debt	Guarantor	Currency	Interest rate	Maturity	2017	2016
VEON Holdings	Loans	None	RUB	8.75% - 10.0%	2022	2,474	—
VEON Holdings	Notes	None (2016: PJSC VimpelCom)	US$	5.2% - 5.95%	2019 - 2023	1,554	1,554
VEON Holdings	Notes	None	US$	3.95% - 4.95%	2021 - 2024	1,500	—
VEON Holdings	Loans	None	EUR	3mEURIBOR + 1.9% - 2.75%	2022	752	—
VEON Holdings	Notes	PJSC VimpelCom	US$	7.5%	2022	628	1,280
VEON Holdings	Syndicated loan (RCF)	None	US$	1mLIBOR + 2.25%	2018	250	—
VEON Holdings	Notes	None	RUB	9.0%	2018	208	198
VEON Holdings	Notes	PJSC VimpelCom	US$	6.25%	2017	—	349
GTH Finance B.V.	Notes	VEON Holdings B.V.	US$	6.25% - 7.25%	2020 - 2023	1,200	1,200
VIP Finance Ireland	Eurobonds	None	US$	7.748% - 9.1%	2018 - 2021	543	1,150
PMCL	Loans	None	PKR	6mKIBOR + 0.35% - 0.8%	2020 - 2022	379	166
PMCL	Loans	EKN*	US$	6mLIBOR + 1.9%	2020	212	231
Banglalink	Senior Notes	None	US$	8.6%	2019	300	300
PJSC VimpelCom	Ruble Bonds	None	RUB	10.0% - 11.9%	2017	19	660
PJSC VimpelCom	Loans	None	RUB	12.75%	2017 - 2018	—	1,021
VEON Amsterdam	Loans	None	US$	1mLibor + 3.3%	2017	—	1,000
Omnium Telecom Algeria SpA	Syndicated loan	None	DZD	Bank of Algeria re-discount rate + 2.0%	2019	—	340
	Other loans					1,084	1,040

	Total bank loans and bonds					11,103	10,489

*     Exportkreditnämnden (The Swedish Export Credit Agency)

Termination of Guarantees

        On June 30, 2017, the guarantees issued by VEON Holdings under each of the RUB 12,000 million 9.00% notes due 2018 (the "RUB Notes"), the US$600 5.20% notes due 2019 (the "2019 Notes") and the US$1,000 5.95% notes due 2023 (the "2023 Notes", and together with the RUB Notes and the 2019 Notes, the "Notes"), issued by PJSC VimpelCom, were terminated. VEON Holdings exercised its option to terminate the guarantees pursuant to the terms of the trust deeds entered into in respect of the Notes, between VEON Holdings, PJSC VimpelCom and BNY Mellon Corporate Trustee Services Limited, each dated February 13, 2013 (together the "Trust Deeds"). The guarantees in respect of each of the Notes will continue to apply to VEON Holdings' obligation to redeem the Notes on exercise of the put option under each of the Trust Deeds until that put option has expired or been satisfied.

Reconciliation of cash flows from financing activities

Bank loans and bondsat amortized cost
Balance as of January 1, 2017	10,702
Cash flows
Proceeds from borrowings, net of fees paid	6,193
Repayment of borrowings	(5,948)
Interest paid	(834)
Non-cash movements
Interest accrued	774
Early redemption premium accrued*	168
Foreign currency translation	138
Other non-cash movements	5

Balance as of December 31, 2017	11,198

*           Early redemption premium accrued in respect of the settlement of the cash tender offer for certain outstanding debt securities, see below for further information. The amount accrued relates to the excess of purchase price over the principal amount outstanding, which, together with the release of unamortized debt issuance costs and unamortized fair value hedge basis adjustment, resulted in a loss from early debt redemption of US$124, recorded within "Other non-operating gains/losses" (refer to Note 11).

Issuance of New Notes and Cash Tender Offer for Certain Outstanding Debt Securities

        On May 30, 2017, VEON Holdings announced a cash tender offer (the "Offer") in respect of the outstanding (i) U.S.$1,000 9.125% Loan Participation Notes due 2018 issued by, but with limited recourse to, VIP Finance Ireland Limited (the "2018 Notes"), (ii) U.S.$1,000 7.748% Loan Participation Notes due 2021 issued by, but with limited recourse to, VIP Finance Ireland Limited (the "2021 Notes") and (iii) U.S.$1,500 7.5043% Guaranteed Notes due 2022 issued by VEON Holdings (the "2022 Notes" and together with the 2018 Notes and the 2021 Notes, the "Existing Notes").

        The aggregate principal amount accepted for repurchase was US$1,259, which was settled on or before June 29, 2017. The unamortized debt issuance costs and unamortized fair value hedge basis adjustment were released to the income statement at the date of the closing, which, together with the early redemption premium, resulted in a loss from early debt redemption of US$124, recorded within "Other non-operating gains/losses" (refer to Note 11).

        On June 16, 2017, VEON Holdings issued US$600 3.95% Senior Notes due 2021 and US$900 4.95% Senior Notes due 2024 (together, the "New Notes"). The net proceeds of the New Notes were used to finance the purchase of the Existing Notes and for general corporate purposes.

DERIVATIVES AND HEDGING ACTIVITIES

Financial instruments and hedging policy

        The Company applies cash flow hedge accounting using financial instruments (usually derivatives) to mitigate some or all of the risk of a hedged item. Any gains or losses on the hedging instrument (generally a derivative) are initially recorded in other comprehensive income. The amount included in other comprehensive income is the lesser of the fair value of the hedging instrument and the hedged item. Where the hedging instrument's change in fair value is greater than that of the hedged item, the excess is recorded in profit or loss as ineffectiveness. Gains or losses deferred in other comprehensive income are reclassified to the income statement when the hedged item affects the income statement.

        The Company also applies net investment hedge accounting to mitigate foreign currency risk related to the Company's foreign operations. The portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized in other comprehensive income. The gain or loss on the hedging instrument relating to the effective portion of the hedge that has been recognized in other comprehensive income shall be reclassified from equity to profit or loss as a reclassification adjustment on the disposal or partial disposal of the foreign operation.

        Any derivative instruments for which no hedge accounting is applied are recorded at fair value with any fair value changes recognized directly in profit or loss.

Derivative financial instruments

        VEON uses derivative instruments, including swaps, forward contracts and options to manage certain foreign currency and interest rate exposures. The Company has designated a portion of its derivative contracts, which mainly relate to hedging the interest and foreign exchange risk of external debt and net investments in foreign operations, as formal hedges and applies hedge accounting on these derivative contracts.

        Cash flows arising from derivative instruments for which hedge accounting is applied are reported in the statement of cash flows in the same line where the underlying cash flows of the hedged item are recorded.

        Put options over non-controlling interest of a subsidiary are accounted for as financial liabilities in the Company's consolidated financial statements. The put-option redemption liability is measured at the discounted redemption amount. Interest over the put-option redemption liability will accrue in line with the effective interest rate method, until the options have been exercised or are expired.

Embedded derivatives in Notes

        The Notes issued by the Company's Bangladesh subsidiary, Banglalink Digital Communications Ltd. ("Banglalink"), include early repayment options. Accordingly, Banglalink can repay the debt at certain dates prior to the maturity date at agreed redemption prices. These embedded derivatives are accounted for as financial assets at fair value through profit or loss.

Net investment hedge in foreign operations

        During the month of June 2017, the Group entered into several cross-currency swaps with several different banks, by exchanging a notional amount of US$600 for EUR 537 million for 4 years. The swaps mature June 16, 2021. These derivatives were subsequently designated as hedging instruments in a hedge of net investment in foreign operations in which the Italy joint-venture is the hedged item.

        Additionally, the Company designated term loans drawn during 2017, maturing in 2022, and with an aggregate, EUR-denominated principal amount of EUR 627 million as hedging instruments in a hedge of net investment in foreign operations in which the Italy joint-venture is the hedged item.

        Losses of US$125 recognized in 2017, relating to the net investment hedge are recognized in the "Foreign currency translation" line item within the consolidated statement of comprehensive income.

Interest rate swap contracts

        The Company's Pakistan subsidiary, PMCL, entered into several Interest Rate Swap Agreements to reduce the cash flow volatility due to variable debt interest payments. Pursuant to these agreements, Pakistan Mobile Communications Limited pays a fixed rate of 8.15% - 8.72% and receives KIBOR three- or six-month floating rate on an outstanding notional amount of PKR 10,350 million as of December 31, 2017 (2016: PKR 16,483 million), which will amortize until maturity along with the principal of the underlying debt. The swaps expire between May 16, 2019 and December 23, 2019.

Derivatives not designated as hedging instruments

        The Company uses foreign currency denominated borrowings, foreign exchange swaps, options and forward currency contracts to manage its transaction exposures. These currency forward contracts are not designated as cash flow, fair value or net investment hedges and are entered into for periods consistent with currency transaction exposures, generally from one to six months. Although the instruments have not been designated in a hedge relationship, they act as an economic hedge and offset the underlying transaction when they occur.

Derivatives under hedge accounting

        The Company uses cross currency interest rate swaps, interest rate swaps, foreign exchange forwards / swaps, options and zero cost collars to manage its exposure to variability in cash flows that is attributable to foreign exchange and interest rate risk to loans and borrowings. Most of these derivative contracts are either designated as cash flow, fair value or net investment hedges and are entered into for periods up to the maturity date of the hedged loans and borrowings.

        The following table sets out the Company's hedge accounting with derivatives as hedging items as of December 31:

		Nominalvalue		Fair valueof assets		Fair valueof liabilities
	Risk beinghedged
		2017	2016	2017	2016	2017	2016
Cash flow hedge accounting
Interest rate exchange contracts	Interest	93	158	—	—	1	3
Foreign exchange contracts	Currency	—	73	—	—	—	4
Net investment hedge accounting
Cross currency interest rate exchange contracts	Currency	600	—	—	—	59	—
No hedge accounting applied
Cross currency interest rate exchange contracts	Currency	—	7	—	—	—	—
Foreign exchange contracts	Currency	283	407	5	2	—	29

        The following table shows the periods in which the cash flows of the derivatives, to which cash flow hedge accounting applies, are expected to occur:

	Less than1 year	1 - 3 years	3 - 5 years	More than5 years	Total
As of December 31, 2017
Cash flows	(2)	(0)	—	—	(2)
Cash flow hedge reserve					2
As of December 31, 2016
Cash flows	(9)	(2)	—	—	(11)
Cash flow hedge reserve*					(0)

*           The balance of the Cash flow hedge reserve at December 31, 2016 amounted to approximately US$300 thousand.

FAIR VALUES

        The fair value of financial assets and liabilities is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the balance sheet date. The fair values were estimated based on quoted market prices for our bonds, derived from market prices or by using discounted cash flows under the agreement at the rate applicable for the instruments with similar maturity and risk profile.

        The carrying amount of cash and cash equivalents, trade and other receivables, and trade and other payables approximate their respective fair value.

        The fair value of derivative financial instruments is determined using present value techniques such as discounted cash flow techniques, Monte Carlo simulation and/or the Black-Scholes model. These valuation techniques are commonly used for valuations of derivatives. Observable inputs (Level 2) used in the valuation techniques include LIBOR, EURIBOR, swap curves, basis swap spreads, foreign exchange rates and credit default spreads of both counterparties and our own entities.

        The fair value of Available for sale financial assets are determined through comparison of various multiples and reference to market valuation of similar entities quoted in an active market. If information is not available, a discounted cash flow method is used.

        Fair value measurements for financial liabilities at amortized cost are based on quoted market prices, where available. If the quoted market price is not available, the fair value measurement is based on discounted expected future cash flows using a market interest rate curve, credit spreads and maturities.

SOURCE OF ESTIMATION UNCERTAINTY

Fair value of financial instruments

        Where the fair value of financial assets and financial liabilities recorded in the statement of financial position cannot be derived from active markets, their fair value is determined using valuation techniques, including discounted cash flow models. The inputs to these models are taken from observable markets where possible, but when this is not feasible, a degree of judgment is required in establishing fair values. The judgments include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.

FAIR VALUE HIERARCHY

        As of December 31, 2017 and 2016, the Group recognized financial instruments at fair value in the statement of financial position.

        The fair value hierarchy ranks fair value measurements based on the type of inputs used in the valuation; it does not depend on the type of valuation techniques used:

        •       Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities

        •       Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

        •       Level 3: inputs are unobservable inputs for the asset or liability

        The following table provides the disclosure of fair value measurements separately for each major class of assets and liabilities.

As of December 31, 2017	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	—	5	—	5
Embedded derivatives in notes	—	5	—	5
Financial assets at fair value
Available for sale financial assets	—	71	—	71

Total financial assets at fair value	—	81	—	81

Financial liabilities at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	—	—	—	—
Contingent consideration	—	—	49	49
Financial liabilities at fair value
Derivatives designated as net investment hedges
Cross currency interest rate exchange contracts	—	59	—	59
Derivatives designated as cash flow hedges
Interest rate exchange contracts	—	1	—	1

Total financial liabilities at fair value	—	60	49	109

As of December 31, 2016	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	—	2	—	2
Embedded derivatives in notes	—	12	—	12
Financial assets at fair value
Derivatives designated as cash flow hedges
Foreign exchange contracts	—	—	—	—
Available for sale financial assets	—	42	29	71

Total financial assets at fair value	—	56	29	85

Financial liabilities at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	—	29	—	29
Financial liabilities at fair value
Derivatives designated as cash flow hedges
Foreign exchange contracts	—	4	—	4
Interest rate exchange contracts	—	3	—	3
Contingent consideration	—	—	47	47

Total financial liabilities at fair value	—	36	47	83

        The reconciliation of movements relating to financial instruments classified in Level 3 of the fair value hierarchy:

	Financial assets at fair value		Financial liabilities at fair value
	Available for sale	Total	Contingent consideration	Total
As of January 1, 2016	27	27	—	—
Change in fair value recognized in other comprehensive income	5	5	—	—
Purchased / incurred	—	—	47	47
Currency translation adjustments	(3)	(3)	—	—

As of December 31, 2016	29	29	47	47

Change in fair value recognized in the income statement	—	—	2	2
Change in fair value recognized in other comprehensive income	(9)	(9)	—	—
Impairment loss	(20)	(20)	—	—

As of December 31, 2017	—	—	49	49

        Transfers into and out of fair value hierarchy levels are recognized at the end of the reporting period (or the date of the event or change in circumstances that caused the transfer). On a quarterly basis, the Company reviews if there are any indicators for a possible transfer between Level 2 and Level 3. This depends on how the Company is able to obtain the underlying input parameters when assessing the fair valuations.

        During the years ended December 31, 2017 and December 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.

        All impairment losses and changes in fair values of financial instruments are unrealized and are recorded in "Other non-operating losses" in the consolidated income statement or "Other" in the consolidated statement of comprehensive income.

OFFSETTING FINANCIAL ASSETS AND LIABILITIES

        For financial assets and liabilities subject to netting arrangements, each agreement between the Group and the counterparty allows for net settlement of the relevant financial assets and liabilities when both elect to settle on a net basis. In the absence of such an election, financial assets and liabilities are settled on a gross basis.

        The major arrangements applicable for the Group are agreements with national and international interconnect operators and agreements with roaming partners.

        Several entities of the Group have entered into International Swaps and Derivatives Association, Inc. ("ISDA") Master Agreements or equivalent documents with their counterparties, governing the derivative transactions entered into between these entities and their counterparties. These documents provide for set-off of outstanding derivative positions in the event of termination if an Event of Default of either entity or the counterparty occurs.

				Related amounts not set off in the statement of financial position
		Gross amounts set off in the statement of financial position	Net amounts presented in the statement of financial position
	Gross amounts recognized			Financial instruments	Cash collateral received	Net amount
As of December 31, 2017
Other financial assets (non-current)	34	—	34	—	—	34
Other financial liabilities (non-current)	10,362	—	10,362	—	—	10,362
Other financial assets (current)	1,130	—	1,130	—	—	1,130
Other financial liabilities (current)	1,268	—	1,268	—	—	1,268
Trade and other receivables	817	72	745	—	—	745
Trade and other payables	1,595	72	1,523	—	—	1,523
As of December 31, 2016
Other financial assets (non-current)	306	—	306	—	—	306
Other financial liabilities (non-current)	8,070	—	8,070	—	—	8,070
Other financial assets (current)	190	—	190	—	—	190
Other financial liabilities (current)	3,047	(1)	3,046	—	—	3,046
Trade and other receivables	783	(98)	685	—	—	685
Trade and other payables	1,843	(99)	1,744	—	—	1,744